Exploration and evaluation of oil and gas reserves (Policies)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Accounting policy for exploration and evaluation of oil and gas reserves

Accounting policy for exploration and evaluation of oil and gas reserves

The costs incurred in connection with the exploration, appraisal and development of crude oil and natural gas production are accounted for using the successful efforts method of accounting, as set out below:

•	geological and geophysical costs related to exploration and appraisal activities incurred until economic and technical feasibility are demonstrated are immediately recognized as an expense;
•	amounts paid for obtaining concessions for exploration of crude oil and natural gas (capitalized acquisition costs) are initially capitalized as intangible assets and are transferred to property, plant and equipment once the technical and commercial feasibility are demonstrated. More information on intangible assets accounting policy, see note 25;
•	costs directly attributable to exploratory wells, including their equipment, installations and other costs necessary to identify the technical and commercial feasibility, pending determination of proved reserves, are capitalized within property, plant and equipment. In some cases, exploratory wells have discovered oil and gas reserves, but at the moment the well drilling is completed they are not yet able to be classified as proved. In such cases, the expenses continue to be capitalized if the well has found a sufficient quantity of reserves to justify its completion as a producing well and progress on assessing the reserves and the technical and commercial feasibility of the project is under way (for more information see note 27.1);
•	an internal commission of technical executives of the Company monthly reviews these conditions for each well, by analysis of geoscience and engineering data, existing economic conditions, operating methods and government regulations (for more information see note 4.1);
•	costs related to exploratory wells drilled in areas of unproved reserves are charged to expense when determined to be dry or uneconomic by the aforementioned internal commission; and
•	costs related to the construction, installation and completion of infrastructure facilities, such as drilling of development wells, construction of platforms and natural gas processing units, construction of equipment and facilities for the extraction, handling, storing, processing or treating crude oil and natural gas, pipelines, storage facilities, waste disposal facilities and other related costs incurred in connection with the development of proved reserve areas (technically and commercially feasible) are capitalized within property, plant and equipment.